Annual Total Returns[BarChart] - PIMCO International Bond Fund Unhedged - Institutional	2011	2012	2013	2014	2015	2016	2017	2018	2019	2020
Total	8.37%	6.70%	(5.63%)	1.04%	(6.86%)	3.81%	10.82%	(3.64%)	7.08%	12.32%